Accounting Policies - Contract Costs (Details) - Costs to obtain contract with customers - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Costs
Beginning balance	$ 4,541,557	$ 3,691,237
Additions	2,298,850	2,498,338
Amount recognized in income	(1,842,093)	(1,648,018)
Ending balance	4,998,314	4,541,557
Current Contract Costs	1,782,723	1,598,447
Total Non-current Contract Costs	3,215,591	2,943,110
Cable
Contract Costs
Beginning balance	2,027,691	1,436,758
Additions	1,209,894	1,163,038
Amount recognized in income	(739,461)	(572,105)
Ending balance	2,498,124	2,027,691
Current Contract Costs	797,273	640,655
Total Non-current Contract Costs	1,700,851	1,387,036
Sky
Contract Costs
Beginning balance	2,513,866	2,254,479
Additions	1,088,956	1,335,300
Amount recognized in income	(1,102,632)	(1,075,913)
Ending balance	2,500,190	2,513,866
Current Contract Costs	985,450	957,792
Total Non-current Contract Costs	$ 1,514,740	$ 1,556,074